Aberdeen Diversified Income Fund (Prospectus Summary): | Aberdeen Diversified Income Fund
Aberdeen Diversified Income Fund

ABERDEEN FUNDS

Aberdeen Diversified Income Fund
 (formerly, Aberdeen Optimal Allocations Fund: Moderate)
Aberdeen Dynamic Allocation Fund
 (formerly, Aberdeen Optimal Allocations Fund: Moderate Growth)
(collectively, the "Funds")

Supplement to the Funds' Statutory Prospectus dated September 24, 2012

The following replaces the information in the section entitled, "Summary – Aberdeen Diversified Income Fund – Example" beginning on page 3 of the Funds' Statutory prospectus:

Example

This Example is intended to help you compare the cost of investing in the Diversified Income Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Diversified Income Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Aberdeen Diversified Income Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A shares	697	996	1,357	2,373
Class C shares	302	667	1,201	2,663
Class R shares	164	551	1,007	2,271
Institutional Class shares	101	359	682	1,597
Institutional Service Class shares	106	375	709	1,653

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class C shares Aberdeen Diversified Income Fund	202	667	1,201	2,663

THIS SUPPLEMENT IS DATED OCTOBER 5, 2012. Please keep this Supplement for future reference.